SCHEDULE OF REPORTABLE SEGMENT ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Reportable segment assets	$ 40,808,071	$ 54,320,888
Reportable segment liabilities	(31,699,979)	(36,139,200)
Direct purchase ODM [member]
IfrsStatementLineItems [Line Items]
Reportable segment assets	12,143,525	17,318,638
Reportable segment liabilities	(14,420,451)	(15,727,139)
Manufacturing [member]
IfrsStatementLineItems [Line Items]
Reportable segment assets	28,500,105	36,414,457
Reportable segment liabilities	(15,186,711)	(19,069,138)
Unallocated [member]
IfrsStatementLineItems [Line Items]
Reportable segment assets	164,441	587,793
Reportable segment liabilities	(2,092,817)	(1,342,923)
Reportable segments [member]
IfrsStatementLineItems [Line Items]
Reportable segment assets	40,808,071	54,320,888
Reportable segment liabilities	$ (31,699,979)	$ (36,139,200)